INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Under provision of income tax in prior years:
Under provision of income tax in prior years	$ 0	$ 86	$ 0
Income tax (credit) expense - deferred:
Income tax expense (credit) - deferred	402	458	(239)
Income tax expense (credit)	$ 402	$ 544	$ (239)